CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023
Amortized Cost		$ 14,463	[1],[2],[3],[4],[5]	$ 31,061	[6],[7],[8],[9],[10]
Fair Value		$ 9,494	[1],[2],[5]	$ 23,926	[6],[7],[10]
% of Net Asset		80.90%	[1],[2],[5]	86.00%	[6],[7],[10]
Accuride Corporation [Member]
Coupon rate		S+6.87%		S+6.87%
PIK component		5.87%		1.62%
Cash component		S+1.00%		S+5.25%
PIK option		The Portfolio Company may elect PIK up to 5.87%.		The Portfolio Company may elect PIK up to 1.62%.
Permian Production Partners [Member]
Coupon rate		S+8.00%		S+8.00%
PIK component		2.00%		2.00%
Cash component		S+6.00%		S+6.00%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 2.00%.
Polyvision Corp [Member]
Coupon rate		S+8.50%		S+8.50%
PIK component		5.50%		2.00%
Cash component		S+3.00%		S+6.50%
PIK option		The Portfolio Company may elect PIK up to 5.50%.		The Portfolio Company may elect PIK up to 2.00%.
Polyvision Corp 1 [Member]
Coupon rate		S+8.50%		S+8.50%
PIK component		5.50%		2.00%
Cash component		S+3.00%		S+6.50%
PIK option		The Portfolio Company may elect PIK up to 5.50%.		The Portfolio Company may elect PIK up to 2.00%.
Polyvision Corp 2 [Member]
Coupon rate		S+8.50%		S+8.50%
PIK component		5.50%		2.00%
Cash component		S+3.00%		S+6.50%
PIK option		The Portfolio Company may elect PIK up to 5.50%.		The Portfolio Company may elect PIK up to 2.00%.
Polyvision Corp 3 [Member]
Coupon rate		S+8.50%		S+8.50%
PIK component		5.50%		2.00%
Cash component		S+3.00%		S+6.50%
PIK option		The Portfolio Company may elect PIK up to 5.50%.		The Portfolio Company may elect PIK up to 2.00%.
Save A Lot [Member]
Coupon rate		S+8.00%		S+7.25%
PIK component		2.00%		5.25%
Cash component		S+6.00%		S+2.00%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 10.70%.
Galls LLC [Member]
Coupon rate				S+7.25%
PIK component				0.50%
Cash component				S+6.75%
PIK option				The Portfolio Company may elect PIK up to 0.50%.
Galls LLC 1 [Member]
Coupon rate				S+7.25%
PIK component				0.50%
Cash component				S+6.75%
PIK option				The Portfolio Company may elect PIK up to 0.50%.
Debt Method Investments [Member]
Amortized Cost		$ 14,461	[1],[2],[3],[4],[5]	$ 26,412	[6],[7],[8],[9],[10]
Fair Value		$ 9,355	[1],[2],[5]	$ 23,351	[6],[7],[10]
% of Net Asset		79.70%	[1],[2],[5]	84.00%	[6],[7],[10]
Equity Investments [Member]
Amortized Cost		$ 2	[1],[2],[3],[4],[5]	$ 4,649	[6],[7],[8],[9],[10]
Fair Value		$ 139	[1],[2],[5]	$ 575	[6],[7],[10]
% of Net Asset		1.20%	[1],[2],[5]	2.00%	[6],[7],[10]
Automotive Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 3,569	[1],[2],[3],[4],[5]	$ 3,460	[6],[7],[8],[9],[10]
Fair Value		$ 2,415	[1],[2],[5]	$ 2,870	[6],[7],[10]
% of Net Asset		20.50%	[1],[2],[5]	10.30%	[6],[7],[10]
Chemicals Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 943	[1],[2],[3],[4],[5]	$ 949	[6],[7],[8],[9],[10]
Fair Value		$ 944	[1],[2],[5]	$ 950	[6],[7],[10]
% of Net Asset		8.00%	[1],[2],[5]	3.40%	[6],[7],[10]
Energy Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 1,655	[1],[2],[3],[4],[5]	$ 1,756	[6],[7],[8],[9],[10]
Fair Value		$ 290	[1],[2],[5]	$ 426	[6],[7],[10]
% of Net Asset		2.50%	[1],[2],[5]	1.50%	[6],[7],[10]
Metal And Mining Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 5,984	[1],[2],[3],[4],[5]	$ 5,807	[6],[7],[8],[9],[10]
Fair Value		$ 3,963	[1],[2],[5]	$ 5,033	[6],[7],[10]
% of Net Asset		33.80%	[1],[2],[5]	18.10%	[6],[7],[10]
Retail Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 1,741	[1],[2],[3],[4],[5]	$ 1,662	[6],[7],[8],[9],[10],[11]
Fair Value		$ 1,294	[1],[2],[5]	$ 1,554	[6],[7],[10]
% of Net Asset		11.00%	[1],[2],[5]	5.60%	[6],[7],[10]
Retail Sector [Member] | Equity Investments [Member]
Amortized Cost			[1],[2],[3],[4],[5]		[6],[7],[8],[9],[10]
Fair Value		$ 18	[1],[2],[5]	$ 18	[6],[7],[10]
% of Net Asset		0.20%	[1],[2],[5]	0.00%	[6],[7],[10]
Business Service Sector [Member]
Amortized Cost		$ 569	[1],[2],[3],[4],[5]	$ 8,235	[6],[7],[8],[9],[10]
Fair Value		$ 449	[1],[2],[5]	$ 8,039	[6],[7],[10]
% of Net Asset		3.80%	[1],[2],[5]	29.00%	[6],[7],[10]
Business Service Sector [Member] | Debt Method Investments [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 3,602
Fair Value	[6],[7],[10]			$ 3,373
% of Net Asset	[6],[7],[10]			12.20%
Business Service Sector [Member] | Equity Investments [Member]
Amortized Cost		$ 2	[1],[2],[3],[4],[5]	$ 4,649	[6],[7],[8],[9],[10]
Fair Value		$ 119	[1],[2],[5]	$ 548	[6],[7],[10]
% of Net Asset		1.00%	[1],[2],[5]	2.00%	[6],[7],[10]
Energy Oil & Gas [Member] | Equity Investments [Member]
Amortized Cost			[1],[2],[3],[4],[5]		[6],[7],[8],[9],[10]
Fair Value		$ 2	[1],[2],[5]	$ 9	[6],[7],[10]
% of Net Asset		0.00%	[1],[2],[5]	0.00%	[6],[7],[10]
Consumer Sector [Member] | Debt Method Investments [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 4,543
Fair Value	[6],[7],[10]			$ 4,479
% of Net Asset	[6],[7],[10]			16.10%
Accuride Corporation [Member] | Automotive Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12]	Senior Secured Loans - First Lien	[6],[7],[10],[13]
[custom:SpreadAboveReferenceRate]		S+6.87%	[1],[2],[5],[12],[14]	S+6.87%	[6],[7],[10],[13],[15]
Investment Interest Rate		11.93%	[1],[2],[5],[12],[14],[16]	12.23%	[6],[7],[10],[13],[15],[17]
Maturity date		May 18, 2026	[1],[2],[5],[12]	May 18, 2026	[6],[7],[10],[13]
Principal amount		$ 3,569	[1],[2],[5],[12]	$ 3,458	[6],[7],[10],[13],[18]
Amortized Cost		3,569	[1],[2],[3],[4],[5],[12]	3,460	[6],[7],[8],[9],[10],[13]
Fair Value		$ 2,415	[1],[2],[5],[12]	$ 2,870	[6],[7],[10],[13]
% of Net Asset		20.50%	[1],[2],[5],[12]	10.30%	[6],[7],[10],[13]
Drew Marine Group Inc [Member] | Chemicals Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11]
[custom:SpreadAboveReferenceRate]		S+4.00%	[1],[2],[5],[14],[19]	S+4.25%	[6],[7],[10],[11],[15]
Investment Interest Rate		8.75%	[1],[2],[5],[14],[16],[19]	9.75%	[6],[7],[10],[11],[15],[17]
Maturity date		Jun. 26, 2026	[1],[2],[5],[19]	Jun. 26, 2026	[6],[7],[10],[11]
Principal amount		$ 948	[1],[2],[5],[19],[20]	$ 955	[6],[7],[10],[11],[18]
Amortized Cost		943	[1],[2],[3],[4],[5],[19]	949	[6],[7],[8],[9],[10],[11]
Fair Value		$ 944	[1],[2],[5],[19]	$ 950	[6],[7],[10],[11]
% of Net Asset		8.00%	[1],[2],[5],[19]	3.40%	[6],[7],[10],[11]
Basic Energy Services Inc [Member] | Energy Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Bonds	[1],[2],[5],[21]	Senior Secured Bonds	[6],[7],[10],[22]
Maturity date		Oct. 15, 2023	[1],[2],[5]	Oct. 15, 2023	[6],[7],[10],[22]
Principal amount		$ 4,291	[1],[2],[5],[20],[21]	$ 4,291	[6],[7],[10],[18],[22]
Amortized Cost		1,451	[1],[2],[3],[4],[5],[21]	1,458	[6],[7],[8],[9],[10],[22]
Fair Value		$ 43	[1],[2],[5],[21]	$ 21	[6],[7],[10],[22]
% of Net Asset		0.40%	[1],[2],[5],[21]	0.10%	[6],[7],[10],[22]
Permian Production Partners [Member] | Energy Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[13]
[custom:SpreadAboveReferenceRate]		S+8.00%	[1],[2],[5],[12],[14],[19]	S+8.00%	[6],[7],[10],[13],[15]
Investment Interest Rate		12.96%	[1],[2],[5],[12],[14],[16],[19]	13.47%	[6],[7],[10],[13],[15],[17]
Maturity date		Nov. 23, 2025		Nov. 23, 2025	[6],[7],[10],[13]
Principal amount		$ 248	[1],[2],[5],[12],[19],[20]	$ 418	[6],[7],[10],[13],[18]
Amortized Cost		204	[1],[2],[3],[4],[5],[12],[19]	298	[6],[7],[8],[9],[10],[13]
Fair Value		$ 247	[1],[2],[5],[12],[19]	$ 405	[6],[7],[10],[13]
% of Net Asset		2.10%	[1],[2],[5],[12],[19]	1.40%	[6],[7],[10],[13]
Permian Production Partners [Member] | Energy Oil & Gas [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information		Equity/Other	[1],[2],[5],[19]	Equity/Other	[6],[7],[10],[11]
Principal amount		$ 203,022	[1],[2],[5],[19],[20]	$ 203,022	[6],[7],[10],[11],[18]
Amortized Cost			[1],[2],[3],[4],[5],[19]		[6],[7],[8],[9],[10],[11]
Fair Value		$ 2	[1],[2],[5],[19]	$ 9	[6],[7],[10],[11]
% of Net Asset		0.00%	[1],[2],[5],[19]	0.00%	[6],[7],[10],[11]
Polyvision Corp [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11],[13]
[custom:SpreadAboveReferenceRate]		S+8.50%	[1],[2],[5],[12],[14],[19]	S+8.50%	[6],[7],[10],[11],[13],[15]
Investment Interest Rate		13.93%	[1],[2],[5],[12],[14],[16],[19]	13.96%	[6],[7],[10],[11],[13],[15],[17]
Maturity date		Feb. 21, 2026	[1],[2],[5],[12],[19]	Feb. 21, 2026	[6],[7],[10],[11],[13]
Principal amount		$ 3,856	[1],[2],[5],[12],[19],[20]	$ 3,745	[6],[7],[10],[11],[13],[18]
Amortized Cost		3,822	[1],[2],[3],[4],[5],[12],[19]	3,710	[6],[7],[8],[9],[10],[11],[13]
Fair Value		$ 2,507	[1],[2],[5],[12],[19]	$ 3,183	[6],[7],[10],[11],[13]
% of Net Asset		21.30%	[1],[2],[5],[12],[19]	11.50%	[6],[7],[10],[11],[13]
Polyvision Corp 1 [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11],[13]
[custom:SpreadAboveReferenceRate]		S+8.50%	[1],[2],[5],[12],[14],[19]	S+8.50%	[6],[7],[10],[11],[13],[15]
Investment Interest Rate		13.93%	[1],[2],[5],[12],[14],[16],[19]	13.96%	[6],[7],[10],[11],[13],[15],[17]
Maturity date		Feb. 21, 2026	[1],[2],[5],[12],[19]	Feb. 21, 2026	[6],[7],[10],[11],[13]
Principal amount		$ 1,086	[1],[2],[5],[12],[19],[20]	$ 1,055	[6],[7],[10],[11],[13],[18]
Amortized Cost		1,076	[1],[2],[3],[4],[5],[12],[19]	1,045	[6],[7],[8],[9],[10],[11],[13]
Fair Value		$ 706	[1],[2],[5],[12],[19]	$ 897	[6],[7],[10],[11],[13]
% of Net Asset		6.00%	[1],[2],[5],[12],[19]	3.20%	[6],[7],[10],[11],[13]
Polyvision Corp 2 [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11],[13]
[custom:SpreadAboveReferenceRate]		S+8.50%	[1],[2],[5],[12],[14],[19]	S+8.50%	[6],[7],[10],[11],[13],[15]
Investment Interest Rate		13.93%	[1],[2],[5],[12],[14],[16],[19]	13.96%	[6],[7],[10],[11],[13],[15],[17]
Maturity date		Feb. 21, 2026	[1],[2],[5],[12],[19]	Feb. 21, 2026	[6],[7],[10],[11],[13]
Principal amount		$ 147	[1],[2],[5],[12],[19],[20]	$ 143	[6],[7],[10],[11],[13],[18]
Amortized Cost		147	[1],[2],[3],[4],[5],[12],[19]	143	[6],[7],[8],[9],[10],[11],[13]
Fair Value		$ 96	[1],[2],[5],[12],[19]	$ 122	[6],[7],[10],[11],[13]
% of Net Asset		0.80%	[1],[2],[5],[12],[19]	0.40%	[6],[7],[10],[11],[13]
Polyvision Corp 3 [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11],[13]
[custom:SpreadAboveReferenceRate]		S+8.50%	[1],[2],[5],[12],[14],[19]	S+8.50%	[6],[7],[10],[11],[13],[15]
Investment Interest Rate		13.93%	[1],[2],[5],[12],[14],[16],[19]	13.96%	[6],[7],[10],[11],[13],[15],[17]
Maturity date		Feb. 21, 2026	[1],[2],[5],[12],[19]	Feb. 21, 2026	[6],[7],[10],[11],[13]
Principal amount		$ 1,006	[1],[2],[5],[12],[19],[20]	$ 977	[6],[7],[10],[11],[13],[18]
Amortized Cost		939	[1],[2],[3],[4],[5],[12],[19]	909	[6],[7],[8],[9],[10],[11],[13]
Fair Value		$ 654	[1],[2],[5],[12],[19]	$ 831	[6],[7],[10],[11],[13]
% of Net Asset		5.60%	[1],[2],[5],[12],[19]	3.00%	[6],[7],[10],[11],[13]
Save A Lot [Member] | Retail Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11]
[custom:SpreadAboveReferenceRate]		S+7.25%	[1],[2],[5],[14],[19]	S+7.25%	[6],[7],[10],[11],[15]
Investment Interest Rate		11.95%	[1],[2],[5],[14],[16],[19]	12.70%	[6],[7],[10],[11],[15],[17]
Maturity date		Jun. 30, 2026	[1],[2],[5],[19]	Jun. 30, 2026	[6],[7],[10],[11]
Principal amount		$ 995	[1],[2],[5],[19],[20]	$ 995	[6],[7],[10],[11],[18]
Amortized Cost		895	[1],[2],[3],[4],[5],[19]	895	[6],[7],[8],[9],[10],[11]
Fair Value		$ 857	[1],[2],[5],[19]	$ 853	[6],[7],[10],[11]
% of Net Asset		7.30%	[1],[2],[5],[19]	3.10%	[6],[7],[10],[11]
Save A Lot [Member] | Retail Sector [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information		Equity/Other	[1],[2],[5],[19]	Equity/Other	[6],[7],[10]
Principal amount		$ 2,464,384	[1],[2],[5],[19],[20]	$ 2,464,384	[6],[7],[10],[18]
Amortized Cost			[1],[2],[3],[4],[5],[19]		[6],[7],[8],[9],[10]
Fair Value		$ 18	[1],[2],[5],[19]	$ 18	[6],[7],[10]
% of Net Asset		0.20%	[1],[2],[5],[19]	0.00%	[6],[7],[10]
Save A Lot 1 [Member] | Retail Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11]
[custom:SpreadAboveReferenceRate]		S+7.25%	[1],[2],[5],[14],[19]	S+7.25%	[6],[7],[10],[11],[15]
Investment Interest Rate		11.95%	[1],[2],[5],[14],[16],[19]	12.70%	[6],[7],[10],[11],[15],[17]
Maturity date		Jun. 30, 2026	[1],[2],[5],[19]	Jun. 30, 2026	[6],[7],[10],[11]
Principal amount		$ 466	[1],[2],[5],[19],[20]	$ 466	[6],[7],[10],[11],[18]
Amortized Cost		261	[1],[2],[3],[4],[5],[19]	261	[6],[7],[8],[9],[10],[11]
Fair Value		$ 158	[1],[2],[5],[19]	$ 243	[6],[7],[10],[11]
% of Net Asset		1.30%	[1],[2],[5],[19]	0.90%	[6],[7],[10],[11]
Save A Lot 2 [Member] | Retail Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[12],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11],[13]
[custom:SpreadAboveReferenceRate]		S+8.00%	[1],[2],[5],[12],[14],[19]	S+7.25%	[6],[7],[10],[11],[13],[15]
Investment Interest Rate		12.96%	[1],[2],[5],[12],[14],[16],[19]	12.70%	[6],[7],[10],[11],[13],[15],[17]
Maturity date		Jun. 30, 2026	[1],[2],[5],[12],[19]	Jun. 30, 2026	[6],[7],[10],[11]
Principal amount		$ 957	[1],[2],[5],[12],[19],[20]	$ 878	[6],[7],[10],[11],[13],[18]
Amortized Cost		585	[1],[2],[3],[4],[5],[12],[19]	506	[6],[7],[8],[9],[10],[11]
Fair Value		$ 279	[1],[2],[5],[12],[19]	$ 458	[6],[7],[10],[11]
% of Net Asset		2.40%	[1],[2],[5],[12],[19]	1.60%	[6],[7],[10],[11],[13]
PSI Services LLC [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19],[23]	Senior Secured Loans - First Lien	[6],[7],[10],[11],[24]
[custom:SpreadAboveReferenceRate]		S+7.75%	[1],[2],[5],[14],[19],[23]	S+5.75%	[6],[7],[10],[11],[15],[24]
Investment Interest Rate		13.15%	[1],[2],[5],[14],[16],[19],[23]	11.28%	[6],[7],[10],[11],[15],[17],[24]
Maturity date		Oct. 20, 2025	[1],[2],[5],[19],[23]	Oct. 20, 2025	[6],[7],[10],[11],[24]
Principal amount		$ 45	[1],[2],[5],[19],[20],[23]	$ 298	[6],[7],[10],[11],[18],[24]
Amortized Cost		45	[1],[2],[3],[4],[5],[19],[23]	298	[6],[7],[8],[9],[10],[11],[24]
Fair Value		$ 32	[1],[2],[5],[19],[23]	$ 277	[6],[7],[10],[11],[24]
% of Net Asset		0.30%	[1],[2],[5],[19],[23]	1.00%	[6],[7],[10],[11],[24]
PSI Services LLC 1 [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11]
[custom:SpreadAboveReferenceRate]		S+7.75%	[1],[2],[5],[14],[19]	S+5.75%	[6],[7],[10],[11],[15]
Investment Interest Rate		13.15%	[1],[2],[5],[14],[16],[19]	11.28%	[6],[7],[10],[11],[15],[17]
Maturity date		Oct. 20, 2025	[1],[2],[5],[19]	Oct. 19, 2026	[6],[7],[10],[11]
Principal amount		$ 28	[1],[2],[5],[19],[20]	$ 174	[6],[7],[10],[11],[18]
Amortized Cost		28	[1],[2],[3],[4],[5],[19]	174	[6],[7],[8],[9],[10],[11]
Fair Value		$ 22	[1],[2],[5],[19]	$ 161	[6],[7],[10],[11]
% of Net Asset		0.20%	[1],[2],[5],[19]	0.60%	[6],[7],[10],[11]
PSI Services LLC 2 [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11]
[custom:SpreadAboveReferenceRate]		S+7.75%	[1],[2],[5],[14],[19]	S+5.75%	[6],[7],[10],[11],[15]
Investment Interest Rate		13.15%	[1],[2],[5],[14],[16],[19]	11.28%	[6],[7],[10],[11],[15],[17]
Maturity date		Oct. 20, 2025	[1],[2],[5],[19]	Oct. 19, 2026	[6],[7],[10],[11]
Principal amount		$ 65	[1],[2],[5],[19],[20]	$ 412	[6],[7],[10],[11],[18]
Amortized Cost		65	[1],[2],[3],[4],[5],[19]	412	[6],[7],[8],[9],[10],[11]
Fair Value		$ 51	[1],[2],[5],[19]	$ 382	[6],[7],[10],[11]
% of Net Asset		0.40%	[1],[2],[5],[19]	1.40%	[6],[7],[10],[11]
PSI Services LLC 3 [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information		Senior Secured Loans - First Lien	[1],[2],[5],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[11]
[custom:SpreadAboveReferenceRate]		S+7.75%	[1],[2],[5],[14],[19]	S+5.75%	[6],[7],[10],[11],[15]
Investment Interest Rate		13.15%	[1],[2],[5],[14],[16],[19]	11.28%	[6],[7],[10],[11],[15],[17]
Maturity date		Oct. 20, 2025	[1],[2],[5],[19]	Oct. 19, 2026	[6],[7],[10],[11]
Principal amount		$ 437	[1],[2],[5],[19],[20]	$ 2,751	[6],[7],[10],[11],[18]
Amortized Cost		431	[1],[2],[3],[4],[5],[19]	2,718	[6],[7],[8],[9],[10],[11]
Fair Value		$ 344	[1],[2],[5],[19]	$ 2,553	[6],[7],[10],[11]
% of Net Asset		2.90%	[1],[2],[5],[19]	9.20%	[6],[7],[10],[11]
YAK Blocker 2 LLC Series C1 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information		Equity/Other	[1],[2],[5],[19]	Equity/Other	[6],[7],[10],[11]
Principal amount		$ 30,451	[1],[2],[5],[19],[20]	$ 30,451	[6],[7],[10],[11],[18]
Amortized Cost		1	[1],[2],[3],[4],[5],[19]	4	[6],[7],[8],[9],[10],[11]
Fair Value		$ 62	[1],[2],[5],[19]		[6],[7],[10],[11]
% of Net Asset		0.50%	[1],[2],[5],[19]	0.00%	[6],[7],[10],[11]
YAK Blocker 2 LLC Series C2 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information		Equity/Other	[1],[2],[5],[19]	Equity/Other	[6],[7],[10],[11]
Principal amount		$ 28,145	[1],[2],[5],[19],[20]	$ 28,145	[6],[7],[10],[11],[18]
Amortized Cost		1	[1],[2],[3],[4],[5],[19]	3	[6],[7],[8],[9],[10],[11]
Fair Value		$ 57	[1],[2],[5],[19]		[6],[7],[10],[11]
% of Net Asset		0.50%	[1],[2],[5],[19]	0.00%	[6],[7],[10],[11]
Galls LLC [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11]			Senior Secured Loans - First Lien
[custom:SpreadAboveReferenceRate]	[6],[7],[10],[11],[13],[15]			S+7.25%
Investment Interest Rate	[6],[7],[10],[11],[13],[15],[17]			12.78%
Maturity date	[6],[7],[10],[11],[13]			Jan. 31, 2025
Principal amount	[6],[7],[10],[11],[13],[18]			$ 3,680
Amortized Cost	[6],[7],[8],[9],[10],[11],[13]			3,675
Fair Value	[6],[7],[10],[11],[13]			$ 3,625
% of Net Asset	[6],[7],[10],[11],[13]			13.10%
Galls LLC 1 [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11],[13]			Senior Secured Loans - First Lien
[custom:SpreadAboveReferenceRate]	[6],[7],[10],[11],[13],[15]			S+7.25%
Investment Interest Rate	[6],[7],[10],[11],[13],[15],[17]			12.78%
Maturity date	[6],[7],[10],[11],[13]			Jan. 31, 2025
Principal amount	[6],[7],[10],[11],[13],[18]			$ 540
Amortized Cost	[6],[7],[8],[9],[10],[11],[13]			539
Fair Value	[6],[7],[10],[11],[13]			$ 532
% of Net Asset	[6],[7],[10],[11],[13]			1.90%
Galls LLC 2 [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11],[24]			Senior Secured Loans - First Lien
[custom:SpreadAboveReferenceRate]	[6],[7],[10],[11],[15],[24]			S+6.75%
Investment Interest Rate	[6],[7],[10],[11],[15],[17],[24]			12.27%
Maturity date	[6],[7],[10],[11],[13]			Jan. 31, 2025
Principal amount	[6],[7],[10],[11],[18],[24]			$ 331
Amortized Cost	[6],[7],[8],[9],[10],[11],[24]			329
Fair Value	[6],[7],[10],[11],[24]			$ 322
% of Net Asset	[6],[7],[10],[11],[24]			1.10%
Hersha Hospitality Management [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11]			Senior Secured Loans - First Lien
[custom:SpreadAboveReferenceRate]	[6],[7],[10],[11],[15]			S+4.75%
Investment Interest Rate	[6],[7],[10],[11],[15],[17]			10.31%
Maturity date	[6],[7],[10],[11]			Mar. 02, 2026
Principal amount	[6],[7],[10],[11],[18]			$ 4,715
Amortized Cost	[6],[7],[8],[9],[10],[11]			4,633
Fair Value	[6],[7],[10],[11]			$ 4,666
% of Net Asset	[6],[7],[10],[11]			16.80%
YAK Blocker 2 LLC Series A [Member] | Business Service Sector [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11]			Equity/Other
Principal amount	[6],[7],[10],[11],[18]			$ 422,178
Amortized Cost	[6],[7],[8],[9],[10],[11]			2,514
Fair Value	[6],[7],[10],[11]			$ 251
% of Net Asset	[6],[7],[10],[11]			0.90%
YAK Blocker 2 LLC Series B1 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11]			Equity/Other
Principal amount	[6],[7],[10],[11],[18]			$ 1,130,232
Amortized Cost	[6],[7],[8],[9],[10],[11]			1,923
Fair Value	[6],[7],[10],[11]			$ 268
% of Net Asset	[6],[7],[10],[11]			1.00%
YAK Blocker 2 LLC Series B2 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Equity Method Investment, Additional Information	[6],[7],[10],[11]			Equity/Other
Principal amount	[6],[7],[10],[11],[18]			$ 120,558
Amortized Cost	[6],[7],[8],[9],[10],[11]			205
Fair Value	[6],[7],[10],[11]			$ 29
% of Net Asset	[6],[7],[10],[11]			0.10%

[1]	All debt and equity investments are income producing unless otherwise noted.
[2]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[3]	As of September 30, 2024, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0.2 million; the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6.7 million; the net unrealized depreciation was $6.5 million; the aggregate cost of securities for Federal income tax purposes was $16.0 million.
[4]	Cost represents amortized cost, inclusive of any capitalized paid-in-kind income (“PIK”), for debt securities, and cost plus capitalized PIK, if any, for preferred stock.
[5]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[6]	All debt and equity investments are income producing unless otherwise noted.
[7]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[8]	As of December 31, 2023, the aggregate gross unrealized appreciation for all securities, including foreign currency forward contracts, in which there was an excess of value over tax cost was $0.2 million; the aggregate gross unrealized depreciation for all securities, including foreign currency forward contracts, in which there was an excess of tax cost over value was $8.9 million; the net unrealized depreciation was $8.7 million; the aggregate cost of securities for Federal income tax purposes was $32.6 million.
[9]	Cost represents amortized cost, inclusive of any capitalized paid-in-kind income (“PIK”), for debt securities, and cost plus capitalized PIK, if any, for preferred stock.
[10]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[11]	Investments value was determined using significant unobservable inputs (see Note 2. Significant Accounting Policies).
[12]	The underlying credit agreement or indenture contains a PIK provision, whereby the issuer has either the option or the obligation to make interest payments with the issuance of additional securities. The interest rate in the schedule represents the current interest rate in effect for these investments.
[13]	The underlying credit agreement or indenture contains a PIK provision, whereby the issuer has either the option or the obligation to make interest payments with the issuance of additional securities. The interest rate in the schedule represents the current interest rate in effect for these investments.
[14]	The periodic interest rate for all floating rate loans is indexed to Secured Overnight Financing Rate (“SOFR”) (denoted as “S”). Pursuant to the terms of the underlying credit agreements, the base interest rates typically reset annually, semi-annually, quarterly or monthly at the borrower’s option. The borrower may also elect to have multiple interest reset periods for each loan. For each of these floating rate loans, the Consolidated Schedule of Investments presents the applicable margin over SOFR based on each respective credit agreement. As of September 30, 2024, SOFR rates ranged between 5.14% for 1-month SOFR to 5.36% for 6-month SOFR.
[15]	The periodic interest rate for all floating rate loans is indexed to Secured Overnight Financing Rate (“SOFR”) (denoted as “S”). Pursuant to the terms of the underlying credit agreements, the base interest rates typically reset annually, semi-annually, quarterly or monthly at the borrower’s option. The borrower may also elect to have multiple interest reset periods for each loan. For each of these floating rate loans, the Consolidated Schedule of Investments presents the applicable margin over SOFR based on each respective credit agreement. As of December 31, 2023, LIBOR rates ranged between 5.34% for 1-month LIBOR to 5.36% for 3-month LIBOR.
[16]	For portfolio companies with multiple interest rate contracts under a single credit agreement, the interest rate shown is a weighted average current interest rate in effect at September 30, 2024.
[17]	For portfolio companies with multiple interest rate contracts under a single credit agreement, the interest rate shown is a weighted average current interest rate in effect at December 31, 2023.
[18]	Unless noted otherwise, the principal amount (par amount) for all debt securities is denominated in U.S. dollars. Equity investments are recorded as number of shares owned.
[19]	Investments value was determined using significant unobservable inputs (see Note 2. Significant Accounting Policies).
[20]	Unless noted otherwise, the principal amount (par amount) for all debt securities is denominated in U.S. dollars. Equity investments are recorded as number of shares owned.
[21]	Investment was on non-accrual status as of September 30, 2024, meaning that the Master Fund has ceased recognizing interest income on these investments. As of September 30, 2024, debt investments on non-accrual status represented 10.0% and 0.5% of total investments on an amortized cost basis and fair value basis, respectively.
[22]	Investment was on non-accrual status as of December 31, 2023, meaning that the Master Fund has ceased recognizing interest income on these investments. As of December 31, 2023, debt investments on non-accrual status represented 5.5% and 0.1% of total investments on an amortized cost basis and fair value basis, respectively.
[23]	The investment is either a delayed draw loan or a revolving credit facility whereby some or all of the investment commitment is undrawn as of September 30, 2024 (see Note 8. Commitments and Contingencies).
[24]	The investment is either a delayed draw loan or a revolving credit facility whereby some or all of the investment commitment is undrawn as of December 31, 2023 (see Note 8. Commitments and Contingencies).